Accrued Expenses (Notes)	12 Months Ended
Jun. 30, 2014
Payables and Accruals [Abstract]
Accrued Expenses
Accrued Expenses
Accrued expenses included the following:

	June 30, 2014	June 30, 2013
Compensation costs	$46,375	$43,879
Income and indirect taxes (1)	23,190	12,463
Advertising costs	19,299	24,824
Shipping costs	4,104	4,632
Purchases of property, plant and equipment	3,687	1,582
Professional costs	2,224	2,470
Other (2)	22,298	13,488
Total accrued expenses	$121,177	$103,338
_____________________
(1) The increase in income and indirect taxes is due to a lag in the timing of certain VAT payments.
(2) The increase is primarily due to the Pixartprinting earn-out liability of $6,276 as of June 30, 2014.